Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 189,829	$ 270,630
Money market funds	13,770	13,722
Fixed bank deposits	57,110	56,170
Total cash and cash equivalents	$ 260,710	$ 340,522	$ 396,967	$ 451,501